Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income/(Loss) [Abstract]
Unrealized market adjustments on securities available-for-sale arising during the period, Net of tax of $(7.4) million for 2012, $14.1 million for 2011 and $(12.2) million for 2010	$ (7,397)	$ 14,119	$ (12,175)
Adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $(.1) million for 2012 and $(.3) million for 2011 and 2010	(128)	(301)	(278)
Net actuarial gain/(loss) arising during period, Net of tax of $(17.9) million in 2012, $(23.3) million for 2011 and $(2.0) million for 2010	(17,906)	(23,337)	(2,014)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $15.0 million in 2012, $8.3 million in 2011 and $5.5 million in 2010	$ 15,031	$ 8,253	$ 5,474